CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Consolidated Statement Of Comprehensive Income [line items]
Net income	$ 659	$ 15	$ 597	$ 110
Other comprehensive income (loss) that will not be reclassified to net income:
Revaluations of property, plant and equipment	15	0	(257)	0
Actuarial gain (loss) on defined benefit plans	7	(3)	12	(5)
Deferred income taxes on above items	(4)	0	40	1
Equity-accounted investments	0	(1)	0	(1)
Total items that will not be reclassified to net income	18	(4)	(205)	(5)
Other comprehensive (loss) income that may be reclassified to net income:
Foreign currency translation	249	222	(385)	(1,261)
Gains (losses) arising during the period on financial instruments designated as cash-flow hedges	(83)	(21)	12	(32)
Unrealized gain (loss) on foreign exchange swaps net investment hedge	5	0	26	21
Reclassification adjustments for amounts recognized in net income	0	(16)	(60)	(37)
Deferred income taxes on above items	11	7	1	11
Equity-accounted investments	0	(2)	0	(2)
Total items that may be reclassified subsequently to net income	182	190	(406)	(1,300)
Other comprehensive income (loss)	200	186	(611)	(1,305)
Comprehensive income (loss)	859	201	(14)	(1,195)
Comprehensive income (loss) attributable to:
The partnership	759	(2)	409	(538)
Comprehensive income (loss)	859	201	(14)	(1,195)
Participating non-controlling interests – in operating subsidiaries
Consolidated Statement Of Comprehensive Income [line items]
Net income	46	2	(10)	31
Other comprehensive (loss) income that may be reclassified to net income:
Other comprehensive income (loss)	38	199	(413)	(635)
Comprehensive income (loss) attributable to:
Non-controlling interests	84	201	(423)	(604)
Participating non-controlling interests – in a holding subsidiary held by the partnership
Comprehensive income (loss) attributable to:
Non-controlling interests	$ 16	$ 2	$ 0	$ (53)